Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues
Vessel operating revenues	$ 347,917	$ 343,448	$ 164,464
Operating expenses
Voyage expenses	(2,517)	(3,334)	(3,697)
Vessel operating expenses	(63,414)	(61,237)	(36,999)
Administrative expenses	(9,147)	(7,887)	(6,302)
Depreciation	(72,224)	(69,833)	(41,846)
Operating income	200,615	201,157	75,620
Other income/(expenses)
Interest income	2,005	41	327
Interest expense	(76,596)	(56,221)	(41,805)
Extinguishment of long-term debt	(16,102)	(1,209)	0
Gain/(loss) on derivatives	79,682	18,399	(25,182)
Other financial items	(1,464)	137	(771)
Income before tax	188,140	162,304	8,189
Income tax expense	(98)	(99)	(84)
Net income	$ 188,042	$ 162,205	$ 8,105
Earnings per share:
Basic earnings per share (in dollars per share)	$ 3.53	$ 3.04	$ 0.15
Diluted earnings per share (in dollars per share)	$ 3.51	$ 3.04	$ 0.15